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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

SEC Mail Processing Section
OCT 1 2014
Washington DC
404

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc

Open-end Management Investment Company

14011180

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

AlphaShares Emerging Market Real Estate Index

RECEIVED
2014 OCT - 1 AM 11: 5
SEC / MR

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EMRE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Hong Kong, Mexico, Philippines, Sao Paolo, JSE, Istanbul, Thailand, Indonesia, BSE India, Taiwan, Egypt, Santiago, Casablanca, Malaysia, London, Shanghai, Warsaw, Singapore, Shenzhen

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

September 30, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 01 2014

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
Sudhir.Bhattacharyya@nyse.com

RECEIVED
2014 OCT -1 AM 11:58
SEC / MR

SEC
Mail Processing
Section
OCT 1 2014
Washington DC
404

Via Overnight Mail

September 30, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Guggenheim Emerging Market Real Estate ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Guggenheim Emerging Market Real Estate ETF (EMRE)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 01 2014